Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related party transactions
Interest income	€ 132	€ 150	€ 155
Associates
Related party transactions
Sales of goods and services	20	14	32
Purchase of goods and services	10	5	4
Trade balances owed (from)	8	3	4
Trade balances owed (to)	6	5	4
Other balances owed from	80	56
Joint arrangements
Related party transactions
Sales of goods and services	221	203	305
Purchase of goods and services	298	109	97
Interest income	48	65	71
Interest expense	52	56
Trade balances owed (from)	139	88	157
Trade balances owed (to)	34	31	37
Other balances owed from	1,080	955	1,083
Other balances owed to	€ 1,561	€ 1,575	€ 2,017